Reserves	12 Months Ended
Dec. 31, 2019
Reserves.
Reserves

12. Reserves

The movements in reserves are reported in the following table:

			Share-based
		Employee	compensation	Total
	Hedging	benefits	reserve	reserves
Balance as of January 1, 2017	(7,177)	(105)	17,442	10,160
Effective portion of changes in fair value of cash flow hedges	2,667	—	—	2,667
Recycled loss of cash flow hedges reclassified to profit or loss	4,368	—	—	4,368
Share-based compensation, net of accrued dividend	—	—	4,104	4,104
Settlement of share-based compensation	—	—	(2,952)	(2,952)
Balance as of December 31, 2017	(142)	(105)	18,594	18,347
Retained earnings adjustment (1)	(436)	—	—	(436)
Balance as of January 1, 2018 (restated)	(578)	(105)	18,594	17,911
Effective portion of changes in fair value of cash flow hedges	(258)	—	—	(258)
Share-based compensation, net of accrued dividend	—	—	4,434	4,434
Settlement of share-based compensation	—	—	(3,074)	(3,074)
Actuarial loss	—	(51)	—	(51)
Balance as of December 31, 2018	(836)	(156)	19,954	18,962
Effective portion of changes in fair value of cash flow hedges	(2,933)	—	—	(2,933)
Recycled loss of cash flow hedges reclassified to profit or loss	697	—	—	697
Share-based compensation, net of accrued dividend	—	—	4,794	4,794
Settlement of share-based compensation	—	—	(4,721)	(4,721)
Balance as of December 31, 2019	(3,072)	(156)	20,027	16,799
(1)

Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018 (Note 2).

Dividend distributions

GasLog’s dividend distributions for the years ended December 31, 2017, 2018 and 2019 are presented in the following table:

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 16, 2017	Common	$0.14	March 16, 2017	11,278
March 9, 2017	Preference	$0.546875	April 3, 2017	2,516
May 4, 2017	Common	$0.14	May 25, 2017	11,287
May 4, 2017	Preference	$0.546875	July 3, 2017	2,516
August 2, 2017	Common	$0.14	August 24, 2017	11,288
September 14, 2017	Preference	$0.546875	October 2, 2017	2,516
November 1, 2017	Common	$0.14	November 22, 2017	11,291
November 16, 2017	Preference	$0.546875	January 2, 2018	2,516
Total				55,208
February 15, 2018	Common	$0.14	March 15, 2018	11,300
March 8, 2018	Preference	$0.546875	April 2, 2018	2,516
May 3, 2018	Common	$0.15	May 24, 2018	12,120
May 11, 2018	Preference	$0.546875	July 2, 2018	2,516
August 1, 2018	Common	$0.15	August 23, 2018	12,122
September 13, 2018	Preference	$0.546875	October 1, 2018	2,516
October 31, 2018	Common	$0.15	November 21, 2018	12,126
November 15, 2018	Preference	$0.546875	January 2, 2019	2,516
November 28, 2018	Common	$0.40	December 17, 2018	32,342
Total				90,074
February 13, 2019	Common	$0.15	March 14, 2019	12,129
March 7, 2019	Preference	$0.546875	April 1, 2019	2,516
May 2, 2019	Common	$0.15	May 23, 2019	12,129
May 10, 2019	Preference	$0.546875	July 1, 2019	2,515
July 31, 2019	Common	$0.15	August 22, 2019	12,129
September 17, 2019	Preference	$0.546875	October 1, 2019	2,516
November 5, 2019	Common	$0.15	November 21, 2019	12,129
November 14, 2019	Preference	$0.546875	January 2, 2020	2,516
December 14, 2019	Common	$0.38	December 31, 2019	30,731
Total				89,310